Short-Term and Long-Term Debts - Summary of Short-Term Debts (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Short-term Debt [Line Items]
Short-term borrowings	¥ 579,776,131	¥ 355,816,940	$ 90,979,527
Minimum [Member]
Short-term Debt [Line Items]
Short-term borrowings, Fixed annual rate	3.75%	3.40%	3.75%
Short-term borrowings, Term	1 month	1 month
Maximum [Member]
Short-term Debt [Line Items]
Short-term borrowings, Fixed annual rate	6.50%	6.80%	6.50%
Short-term borrowings, Term	12 months	12 months